RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 17. RELATED-PARTY TRANSACTIONS

Related-Party Revenue and Purchases

Kyndryl provides various services to IBM, including those related to hosting data centers and servicing IBM’s information technology infrastructure, which are reported as revenue in the Company’s Consolidated Income Statement. Revenue generated from these services was $704 million, $645 million and $613 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Kyndryl utilizes various IBM products and services, recognized as costs of services, in the fulfillment of services contracts. Total cost of services recognized from these related-party transactions in the Company’s Consolidated Income Statement was $4.0 billion, $3.8 billion and $3.6 billion for the years ended December 31, 2021, 2020 and 2019, respectively. Included in these related-party cost of services were: costs incurred by Kyndryl to provide services to the former Parent for networking and IT services prior to Separation in the amounts of $384 million, $509 million and $484 million for the years ended December 31, 2021, 2020 and 2019, respectively; costs related to the usage of IBM-branded software allocated to Kyndryl by the former Parent prior to Separation in the amounts of $2.8 billion, $2.7 billion and $2.6 billion for the years ended December 31, 2021, 2020 and 2019, respectively; depreciation charges related to IBM hardware allocated to Kyndryl prior to Separation in the amounts of $447 million, $520 million and $538 million for the years ended December 31, 2021, 2020 and 2019, respectively; and costs related to services provided to Kyndryl’s customers that were outsourced to IBM post-Separation in the amount of $312 million during the fourth quarter of 2021.

The capital expenditures for purchases of IBM hardware were reflected as payments for property and equipment within the investing section of the Company’s Consolidated Statement of Cash Flows in the amounts of $299 million, $504 million and $526 million for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, as part of the Separation, IBM has committed to provide Kyndryl, at no cost, up to approximately $265 million of upgraded hardware over an expected two-year period. The amounts committed by IBM are reflected within other assets (noncurrent) within the Consolidated Balance Sheet at December 31, 2021. The expected average useful life of the upgraded hardware is approximately five years, and the Company intends to recognize total depreciation approximating $265 million over the useful life, consistent with our depreciation policy.

Acquired Intangible Assets

Within the historical periods presented, the Company has been charged a management fee for the use of certain acquired intangible assets by IBM for acquisitions which were not specific to Kyndryl. The amounts reflected within cost of services on the Consolidated Income Statement for these fees were $26 million, $31 million and $15 million for the years ended December 31, 2021, 2020 and 2019, respectively. The amounts for these fees reflected within Selling, general and administrative expense within the Consolidated Income Statement were $37 million, $49 million and $23 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Allocation of Corporate Expenses

The Consolidated Income Statement, Consolidated Statement of Comprehensive Income (Loss) and Consolidated Statement of Cash Flows include an allocation of general corporate expenses from IBM prior to the Separation. The financial information in these consolidated financial statements does not necessarily include all of the expenses that would have been incurred by Kyndryl had it been a separate, standalone company. It is not practicable to estimate actual costs that would have been incurred had Kyndryl been a standalone company during the periods presented. Allocations for management costs and corporate support services provided to Kyndryl for the years ended December 31, 2021, 2020 and 2019 totaled $1.0 billion, $1.3 billion and $1.2 billion, respectively. These amounts include costs for corporate functions including, but not limited to, senior management, legal, human resources, finance and accounting, treasury, information technology and other shared services. All such amounts have been deemed to have been incurred and settled by Kyndryl in the period in which the costs were recorded and are included in the Net Parent investment. These costs were allocated based on direct usage as applicable, with the remainder allocated on a pro-rata basis of gross profit, headcount, assets or other measures.

The following table presents the components of the allocation of general corporate expenses from IBM.

	For the Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Selling, general and administrative expense	$932	$1,220	$1,185
Interest expense	46	63	76
Other (income) and expense	10	4	(31)
Total expense and other (income)	$989	$1,287	$1,230

Net Parent Investment

Prior to the Separation, related-party transactions between Kyndryl and IBM were included within Net Parent investment in the Consolidated Balance Sheet as these related-party transactions were not settled in cash. Net Parent investment in the Consolidated Balance Sheet and Consolidated Statement of Changes in Equity represents IBM’s historical investment in Kyndryl, the net effect of transactions with and allocations from IBM and Kyndryl’s accumulated earnings. Net transfers from IBM are included within Net Parent investment. The components of Net transfers from IBM and the reconciliation to the corresponding amount presented on the Consolidated Statement of Cash Flows were as follows:

	For the Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Cash pooling and general financing activities/other	$(384)	$(4,167)	$(4,392)
Allocation of Parent’s corporate expenses/other	1,255	1,668	1,610
Related-party sales and purchases	2,440	2,991	2,944
Related-party intangible assets fee	63	80	38
Taxes (including items settled with Parent)	721	299	399
Issuance of common stock and reclassification of net parent investment	(4,095)	—	—
Total Net transfers (to) from Parent per Consolidated Statement of Equity	$—	$872	$598
Taxes (including items settled with Parent)	(721)	(299)	(399)
Allocation of Parent’s stock-based compensation	(58)	(64)	(51)
Other*	749	(131)	(130)
Total Net transfers (to) from Parent per Consolidated Statement of Cash Flows	$(30)	$377	$18
*	Approximately $900 million of the net proceeds from the term loan and the sale of the Notes was transferred to IBM in conjunction with the Separation. See Note 11 – Borrowings.

Assignment of Receivables

A portion of Kyndryl’s receivables with extended payment terms have historically been assigned to IBM’s Global Financing business. These receivables were not recognized on the Company’s Consolidated Balance Sheet. The gross amounts of Kyndryl receivables assigned to IBM Global Financing were $1.9 billion, $3.1 billion and $3.0 billion for the years ended December 31, 2021, 2020 and 2019, respectively. The fees and the net gains and losses associated with the assignment of receivables were not material for any of the periods presented. In October 2021, in preparation for the Separation, the Company entered into a Receivables Purchase Agreement with an unaffiliated bank with capacity similar to the amounts historically financed by IBM.

Software Purchase Agreements

In conjunction with the Separation, Kyndryl has agreed to purchase IBM software for internal use and the delivery of services to Kyndryl customers in a pricing arrangement with IBM that extends through 2026, subject to adjustment in certain circumstances, including the termination of customer contracts.

Lease Guarantees

Kyndryl identified 71 lease agreements with third parties with an estimated aggregate lease liability guaranteed by IBM of $181 million.